Risk Management - Net Fair Value of Risk Management Positions (Detail) MMBbls in Millions, $ in Millions	Sep. 30, 2023 CAD ($) $ / bbl MMBbls	Dec. 31, 2022 CAD ($)
Disclosure of Derivative Financial Instruments [Line Items]
Fair Value Asset (Liability)	$ (27)	$ 46
Power Swap Contracts
Disclosure of Derivative Financial Instruments [Line Items]
Fair Value Asset (Liability)	2
Renewable Power Contracts
Disclosure of Derivative Financial Instruments [Line Items]
Fair Value Asset (Liability)	21
Foreign Exchange Contracts
Disclosure of Derivative Financial Instruments [Line Items]
Fair Value Asset (Liability)	$ (1)
WTI Fixed - Sell | Crude Oil and Condensate Contracts
Disclosure of Derivative Financial Instruments [Line Items]
Notional Volumes | MMBbls	6.2
Weighted Average Price | $ / bbl	83.06
Fair Value Asset (Liability)	$ (52)
WTI Fixed - Buy | Crude Oil and Condensate Contracts
Disclosure of Derivative Financial Instruments [Line Items]
Notional Volumes | MMBbls	2.6
Weighted Average Price | $ / bbl	86.23
Fair Value Asset (Liability)	$ 13
Other financial positions
Disclosure of Derivative Financial Instruments [Line Items]
Fair Value Asset (Liability)	$ (10)